Summary of significant accounting policies (Tables)	12 Months Ended
Jul. 31, 2025
Schedule of Currency Exchange Rates in Unaudited Consolidated Financial Statements
Schedule of Estimated Depreciation Rates
Schedule of Revenue Recognition
TALENTEC SDN. BHD. [Member]
Schedule of Currency Exchange Rates in Unaudited Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of July 31,
Balance sheet items, except for equity accounts	2024	2025
US$ against RM	4.5885	4.2625
US$ against SGD	1.3372	1.2977

	For the years ended July 31,
Items in the statements of operations and comprehensive income, and statements of cash flows	2024	2025
US$ against RM	4.7005	4.3612
US$ against SGD	1.3491	1.3192

Schedule of Estimated Depreciation Rates
Category	Rate
Computer, terminals & peripherals	20%-40%
Furniture, fittings, office equipment & renovation	10%-20%

Schedule of Revenue Recognition

The following table disaggregates the Group’s revenue for the years ended July 31, 2024 and 2025:

	For the year ended July 31,
	2024	2025
Net revenues:
Maintenance services	$902,821	$705,025
Implementation services	833,886	1,007,440
SaaS subscription fees	277,109	578,285
Licensing	94,727	142,785
Other	15,953	249,591
Total	$2,124,496	$2,683,126

The following table presents revenue classified by timing of revenue recognition for the years ended July 31, 2024 and 2025:

	For the years ended July 31,
	2024	2025

Point in time	$94,727	$142,785
Over time	2,029,769	2,540,341
Total	$2,124,496	$2,683,126